UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2000
                                                  ------------------------------
Check here if Amendment [ ]; Amendment Number:
                                                  ------------------------------
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Skyline Asset Management
                  --------------------------------------------------------------
Address:          311 South Wacker Drive
                  --------------------------------------------------------------
                  Suite 4500
                  --------------------------------------------------------------
                  Chicago, IL  60606
                  --------------------------------------------------------------

Form 13F File Number:  28-5324
                       ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:     Stephen F. Kendall
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (312) 913-3997
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Stephen F. Kendall               Chicago, IL                October 19, 2000
--------------------------------     -----------------------    ----------------
Signature                            City, State                Date


Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[X]  13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           1
                                             ---------------

Form 13F Information Table Entry Total:      69
                                             ---------------

Form 13F Information Table Value Total:     $606,278
                                             ---------------
                                               (thousands)


List of Other Included Managers:

     No.            Form 13F File            Name
     ---            -------------            ----

      1             28-04975                 Affiliated Managers Group, Inc.

       COLUMN 1       COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5               COLUMN 6       COLUMN 7         COLUMN 8
--------------------- -------- ----------  -------- ---------------------- --------------------- -------- -------------------------
                                                                                  INVESTMENT
                                                                                  DISCRETION                  VOTING AUTHORITY
                                                                           ---------------------          -------------------------
                      TITLE OF              VALUE    SHRS OR   SH/   PUT/         SHARED  SHARED  OTHER
   NAME OF ISSUER      CLASS      CUSIP    (x$1000)  PRN AMT   PRN   CALL   SOLE  DEFINED  OTHER MANAGERS  SOLE    SHARED    NONE
--------------------- -------- ----------- -------- --------- ----- ------ ------ ------- ------ -------- ------ ---------  -------
AARON RENTS, INC.      COMMON    002535201   8,423    654,200                        X              1              479,400  174,800
ALBANY INTERNATIONAL   COMMON    012348108   6,572    547,651                        X              1              396,165  151,486
AMB PROPERTY CORP      COMMON    00163T109   8,489    345,600                        X              1              283,200   62,400
AMERIPATH INC.         COMMON    03071D109  11,148    768,800                        X              1              566,200  202,600
ANNTAYLOR STORES CORP. COMMON    036115103  10,955    285,000                        X              1              209,700   75,300
APAC TELESERVICES INC. COMMON    00185E106   3,342    629,000                        X              1              460,900  168,100
APW LIMITED            COMMON    G04397108   5,455    111,900                        x              1               81,600   30,300
ARROW ELECTRONICS, IN  COMMON    042735100   9,960    292,400                        X              1              215,500   76,900
BANCWEST CORP.         COMMON    059790105   9,087    467,500                        X              1              340,600  126,900
BELDEN INC.            COMMON    077459105  15,585    659,700                        X              1              484,300  175,400
BRANDYWINE REALTY TR   COMMON    105368203   8,175    403,700                        X              1              330,800   72,900
CEC ENTERTAINMENT INC  COMMON    125137109  13,142    410,700                        X              1              303,100  107,600
CHICAGO BRIDGE AND IR  COMMON    N19808109   9,231    647,800                        X              1              469,600  178,200
CHILES OFFSHORE        COMMON    16888M104   6,693    309,500                        X              1              225,500   84,000
CNA SURETY CORP.       COMMON    12612L108   5,589    486,000                        X              1              351,400  134,600
COORSTEK INC. COM      COMMON    217020106   5,447    142,400                        X              1              105,200   37,200
CREDENCE SYSTEMS CO.   COMMON    225302108   6,309    210,300                        X              1              153,700   56,600
CSK AUTO CORP.         COMMON    125965103     853    189,500                        X              1              139,900   49,600
CTS CORP.              COMMON    126501105   8,110    160,200                        X              1              117,600   42,600
DEL MONTE FOODS CO.    COMMON    24522P103   5,560    898,600                        X              1              671,700  226,900
DELPHI FINANCIAL GROU  COMMON    247131105  15,840    391,108                        X              1              288,973  102,135
DENTSPLY INTERNATIONA  COMMON    249030107   7,218    206,600                        X              1              152,300   54,300
DIME BANCORP INC.      COMMON    25429Q102   9,895    458,900                        X              1              337,900  121,000
DISCOUNT AUTO PARTS I  COMMON    254642101   3,982    518,000                        X              1              373,700  144,300
EAST WEST BANCORP INC  COMMON    27579R104  10,810    552,600                        X              1              403,700  148,900
FIRST CONSULTING GROUP COMMON    31986R103     490     88,000                        X              1               64,500   23,500


       COLUMN 1       COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5               COLUMN 6       COLUMN 7         COLUMN 8
--------------------- -------- ----------  -------- ---------------------- --------------------- -------- -------------------------
                                                                                  INVESTMENT
                                                                                  DISCRETION                  VOTING AUTHORITY
                                                                           ---------------------          -------------------------
                      TITLE OF              VALUE    SHRS OR   SH/   PUT/         SHARED  SHARED  OTHER
   NAME OF ISSUER      CLASS      CUSIP    (x$1000)  PRN AMT   PRN   CALL   SOLE  DEFINED  OTHER MANAGERS  SOLE    SHARED    NONE
--------------------- -------- ----------- -------- --------- ----- ------ ------ ------- ------ -------- ------ ---------  -------
GALLAGHER ARTHUR J &   COMMON    363576109     556      9,400                        X              1                6,900    2,500
GILDAN ACTIVEWEAR INC  COMMON    375916103     517     15,500                        X              1               15,500        0
GUITAR CENTER INC.     COMMON    402040109   2,837    230,400                        X              1              170,100   60,300
HELLER FINANCIAL       COMMON    423328103  15,612    546,600                        X              1              401,600  145,000
HS RESOURCES INC.      COMMON    404297103   6,345    188,700                        X              1              138,100   50,600
IDEX CORP.             COMMON    45167R104  10,717    383,600                        X              1              285,400   98,200
IHOP CORP.             COMMON    449623107  10,236    535,200                        X              1              393,100  142,100
INGRAM MICRO INC.      COMMON    457153104   9,195    668,700                        X              1              489,200  179,500
INTERNATIONAL MULTIFO  COMMON    460043102  10,236    589,100                        X              1              428,300  160,800
INTERPOOL, INC.        COMMON    46062R108  12,148  1,062,100                        X              1              780,000  282,100
INVACARE CORP.         COMMON    461203101  20,081    625,100                        X              1              460,800  164,300
ITT INDUSTRIES INC.    COMMON    450911102  13,131    404,800                        X              1              295,700  109,100
JACOBS ENGINEERING GR  COMMON    469814107  18,608    461,600                        X              1              337,800  123,800
KEANE, INC.            COMMON    486665102   6,991    401,800                        X              1              293,100  108,700
KELLWOOD COMPANY       COMMON    488044108   9,685    530,700                        X              1              390,900  139,800
LANDSTAR SYSTEM, INC.  COMMON    515098101   6,002    134,500                        X              1               99,100   35,400
LSI INDUSTRIES INC.    COMMON    50216C108   8,919    402,000                        X              1              294,100  107,900
MENS WEARHOUSE INC.    COMMON    587118100  10,558    372,900                        X              1              272,100  100,800
NEW ENGLAND BUSINESS   COMMON    643872104   7,094    391,400                        X              1              290,200  101,200
NEWFIELD EXPLORATION   COMMON    651290108  10,047    215,200                        X              1              156,900   58,300
O CHARLEYS INC.        COMMON    670823103   9,146    742,800                        X              1              548,050  194,750
O REILLY AUTOMOTIVE I  COMMON    686091109   1,907    130,400                        X              1               95,400   35,000
OCEAN ENERGY INC.      COMMON    67481E106   5,886    381,300                        X              1              278,600  102,700
OLD REPUBLIC INTL COR  COMMON    680223104  15,670    651,200                        X              1              478,000  173,200
PIER 1 IMPORTS, INC.   COMMON    720279108  10,443    770,000                        X              1              567,500  202,500
POLARIS INDUSTRIES IN  COMMON    731068102  13,793    391,300                        X              1              284,600  106,700

       COLUMN 1       COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5               COLUMN 6       COLUMN 7         COLUMN 8
--------------------- -------- ----------  -------- ---------------------- --------------------- -------- -------------------------
                                                                                  INVESTMENT
                                                                                  DISCRETION                  VOTING AUTHORITY
                                                                           ---------------------          -------------------------
                      TITLE OF              VALUE    SHRS OR   SH/   PUT/         SHARED  SHARED  OTHER
   NAME OF ISSUER      CLASS      CUSIP    (x$1000)  PRN AMT   PRN   CALL   SOLE  DEFINED  OTHER MANAGERS  SOLE    SHARED    NONE
--------------------- -------- ----------- -------- --------- ----- ------ ------ ------- ------ -------- ------ ---------  -------
POMEROY COMPUTER RES   COMMON    731822102   8,713    460,100                        X              1              336,000  124,100
RAYMOND JAMES FINANCI  COMMON    754730109  16,736    508,100                        X              1              372,500  135,600
RAYOVAC CORP.          COMMON    755081106   9,025    527,000                        X              1              388,600  138,400
RUBY TUESDAY INC.      COMMON    781182100   8,841    785,900                        X              1              578,100  207,800
SCHOOL SPECIALTY INC.  COMMON    807863105   8,033    376,900                        X              1              276,900  100,000
SITEL CORP COM         COMMON    82980K107   2,440    830,500                        X              1              603,200  227,300
SNAP ON TOOLS CORP.    COMMON    833034101   6,404    271,800                        X              1              197,600   74,200
STANCORP FINANCIAL GR  COMMON    852891100  16,541    386,934                        X              1              284,234  102,700
SUMMIT PROPERTIES INC  COMMON    866239106   8,460    351,600                        X              1              287,800   63,800
SYBRON INTERNATIONAL   COMMON    87114F106   9,924    413,500                        X              1              304,600  108,900
TECH DATA CORP.        COMMON    878237106   9,127    213,500                        X              1              157,800   55,700
TELECOM SEMICONDUCTOR  COMMON    87921P107   6,921    465,300                        X              1              342,800  122,500
TIDEWATER INC.         COMMON    886423102  12,968    285,000                        X              1              208,200   76,800
TRACTOR SUPPLY CO.     COMMON    892356106   4,158    378,000                        X              1              277,700  100,300
UNITED STATIONERS INC. COMMON    913004107   8,315    309,400                        X              1              225,400   84,000
UNIVERSAL FOODS CORP.  COMMON    913538104   9,582    470,300                        X              1              344,600  125,700
ZALE CORP. NEW         COMMON    988858106   7,370    227,200                        X              1              167,300   59,900
      TOTAL                                606,278
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